Submission	Nov. 26, 2025
Submission [Line Items]
Central Index Key	0000927971
Registrant Name	BANK OF MONTREAL /CAN/
Registration File Number	333-285508
Form Type	F-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A